Note 4 - Significant Accounting Policies - Impairment Loss and Allocation to Various Assets (Details) - Sion CGU [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Assets before impairment		€ 54,442
Impairment allocation		(41,182)
Assets after impairment		13,260
Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Assets before impairment		170
Impairment allocation		(170)
Assets after impairment		0
Equipment and hardware [member]
Statement Line Items [Line Items]
Assets before impairment		791
Impairment allocation		(791)
Assets after impairment		0
Construction in progress [member]
Statement Line Items [Line Items]
Assets before impairment		38,473
Impairment allocation		(38,473)
Assets after impairment		0
Prepayments to contract manufacturer for property, plant and equipment [member]
Statement Line Items [Line Items]
Assets before impairment		9,241
Impairment allocation		0
Assets after impairment		9,241
Right-of-use assets [member]
Statement Line Items [Line Items]
Assets before impairment		1,748
Impairment allocation	€ (3,426)	(1,748)
Assets after impairment		0
Prepayments to contract manufacturer for development services [member]
Statement Line Items [Line Items]
Assets before impairment		4,019
Impairment allocation		0
Assets after impairment		€ 4,019